PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
NOTE 3 — PROPERTY AND EQUIPMENT

	December 31
	2016	2017
Cost:
Laboratory equipment	$1,263	$2,247
Office equipment and furniture	234	254
Computers and software	282	364
Leasehold improvements	528	1,429
	2,307	4,294
Less:
Accumulated depreciation and amortization	(1,509)	(1,980)
Property and equipment, net	$798	$2,314

Depreciation and amortization expense totaled $300, $359 and $471 for the years ended December 31, 2015, 2016 and 2017, respectively.